UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JPMorgan China Region Fund, Inc.

(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

(Address of principal executive offices) (Zip code)

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441 9800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2015 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	VALUE (IN US$)
COMMON STOCK (unless otherwise noted)
CHINA (56.7%)
Aerospace & Defense (0.2%)
AVIC Aircraft Co., Ltd., ‘A’	77,900	274,858

Airlines (0.3%)
Spring Airlines Co., Ltd., ‘A’	21,400	377,701

Auto Components (0.9%)
Fuyao Glass Industry Group Co., Ltd., ‘A’	81,978	152,812
Fuyao Glass Industry Group Co., Ltd. (a) (e)	257,200	489,174
Huayu Automotive Systems Co., Ltd., ‘A’	65,900	142,434
Minth Group Ltd.	140,000	249,650

		1,034,070

Automobiles (0.7%)
Chongqing Changan Automobile Co., Ltd., ‘A’	84,502	196,198
Chongqing Changan Automobile Co., Ltd., ‘B’	269,978	455,999
SAIC Motor Corp., Ltd., ‘A’	46,200	122,093

		774,290

Banks (13.0%)
Bank of Communications Co., Ltd., ‘A’	699,800	669,296
China CITIC Bank Corp., Ltd. (a)	1,698,000	983,738
China Construction Bank Corp.	8,003,000	5,318,088
China Merchants Bank Co., Ltd.	1,025,500	2,474,416
China Merchants Bank Co., Ltd., ‘A’	445,981	1,246,651
China Minsheng Banking Corp., Ltd.	1,307,900	1,204,948
China Minsheng Banking Corp., Ltd., ‘A’	408,900	543,519
Industrial Bank Co., Ltd., ‘A’	336,300	770,246
Ping An Bank Co., Ltd., ‘A’	315,202	520,122
Shanghai Pudong Development Bank Co., Ltd., ‘A’	264,800	692,710

		14,423,734

Beverages (0.4%)
Kweichow Moutai Co., Ltd., ‘A’	16,280	487,368

Biotechnology (0.2%)
Hualan Biological Engineering, Inc., ‘A’	35,200	194,408

Capital Markets (0.7%)
CITIC Securities Co., Ltd., ‘A’	175,737	375,408
Haitong Securities Co., Ltd., ‘A’	212,000	425,194

		800,602

Commercial Services & Supplies (0.3%)
Beijing Originwater Technology Co., Ltd., ‘A’	41,600	280,274

Communications Equipment (0.2%)
Guangzhou Haige Communications Group, Inc. Co., ‘A’	110,600	222,171

Construction & Engineering (2.0%)
China Communications Construction Co., Ltd.	527,000	648,036
China Communications Construction Co., Ltd., ‘A’	120,700	225,371
China Machinery Engineering Corp.	498,000	427,956
China Railway Construction Corp., Ltd., ‘A’	152,700	325,476
China State Construction Engineering Corp., Ltd., ‘A’	378,000	343,685
Suzhou Gold Mantis Construction Decoration Co., Ltd., ‘A’	106,500	220,301

		2,190,825

Construction Materials (0.6%)
Anhui Conch Cement Co., Ltd., ‘A’	130,000	344,576
BBMG Corp.	550,000	376,836

		721,412

Diversified Consumer Services (0.3%)
China Maple Leaf Educational Systems Ltd.	1,264,000	350,656

Diversified Telecommunication Services (1.8%)
China Telecom Corp., Ltd.	4,134,000	1,989,641

Electrical Equipment (0.1%)
Henan Pinggao Electric Co., Ltd., ‘A’	54,600	130,464

Electronic Equipment, Instruments & Components (2.6%)
AAC Technologies Holdings, Inc.	229,000	1,425,701
Hangzhou Hikvision Digital Technology Co., Ltd., ‘A’	95,880	491,383
Shenzhen Deren Electronic Co., Ltd., ‘A’	26,500	109,216
Shenzhen O-film Tech Co., Ltd., ‘A’	44,100	126,672
Universal Scientific Industrial Shanghai Co., Ltd., ‘A’	97,000	175,015
Zhejiang Dahua Technology Co., Ltd., ‘A’	99,668	530,081

		2,858,068

Food & Staples Retailing (0.3%)
Yonghui Superstores Co., Ltd., ‘A’	216,500	345,673

Food Products (0.8%)
Heilongjiang Agriculture Co., Ltd., ‘A’	69,000	155,429
Inner Mongolia Yili Industrial Group Co., Ltd., ‘A’	292,508	707,677

		863,106

Health Care Providers & Services (1.6%)
Aier Eye Hospital Group Co., Ltd., ‘A’	36,461	158,529
iKang Healthcare Group, Inc. ADR (a)	35,028	518,414
Phoenix Healthcare Group Co., Ltd.	682,500	1,107,844

		1,784,787

Hotels, Restaurants & Leisure (1.0%)
China CYTS Tours Holding Co., Ltd., ‘A’	96,000	303,535
China International Travel Service Corp., Ltd., ‘A’	25,850	212,587
Shenzhen Tempus Global Travel Holdings Ltd., ‘A’	30,740	80,028
Wynn Macau Ltd.	488,000	552,853

		1,149,003

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2015 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	VALUE (IN US$)
COMMON STOCK — continued
Household Durables (0.7%)
Gree Electric Appliances, Inc. of Zhuhai, ‘A’	92,002	234,162
Midea Group Co., Ltd., ‘A’	70,500	279,800
NavInfo Co. Ltd., ‘A’	31,500	124,620
TCL Corp., ‘A’	315,000	186,807

		825,389

Independent Power & Renewable Electricity Producers (1.7%)
China Longyuan Power Group Corp., Ltd.	1,134,000	1,217,396
China Yangtze Power Co., Ltd., ‘A’	209,000	314,958
GD Power Development Co., Ltd., ‘A’	427,000	270,691
SDIC Power Holdings Co., Ltd., ‘A’	58,100	80,792

		1,883,837

Insurance (5.1%)
China Pacific Insurance Group Co., Ltd.	55,600	205,539
PICC Property & Casualty Co., Ltd.	462,000	897,764
Ping An Insurance Group Co. of China Ltd.	587,500	2,907,159
Ping An Insurance Group Co. of China Ltd., ‘A’	362,852	1,704,356

		5,714,818

Internet & Catalog Retail (0.5%)
Vipshop Holdings Ltd. ADR (a)	30,000	504,000

Internet Software & Services (7.1%)
Beijing Tensyn Digital Marketing Technology JSC, ‘A’	25,500	129,163
East Money Information Co. Ltd., ‘A’	27,000	152,815
Tencent Holdings Ltd.	414,800	6,920,425
Wangsu Science & Technology Co., Ltd., ‘A’	83,299	690,675

		7,893,078

IT Services (0.4%)
Beijing eGOVA Co., Ltd., ‘A’	38,600	142,387
Wonders Information Co., Ltd., ‘A’	51,000	246,212

		388,599

Machinery (1.9%)
China Conch Venture Holdings Ltd.	383,500	813,510
China Shipbuilding Industry Co., Ltd., ‘A’	249,600	393,025
CRRC Corp., Ltd., ‘A’ (a)	95,490	194,822
Han’s Laser Technology Industry Group Co. Ltd., ‘A’	123,700	379,053
Zhengzhou Yutong Bus Co., Ltd., ‘A’	99,600	294,549

		2,074,959

Media (0.7%)
Beijing Gehua CATV Network Co., Ltd., ‘A’	56,400	159,341
China South Publishing & Media Group Co., Ltd., ‘A’	103,500	353,949
Zhejiang Huace Film & TV Co., Ltd., ‘A’	71,350	273,857

		787,147

Metals & Mining (0.5%)
Angang Steel Co., Ltd.	950,000	381,224
Baoshan Iron & Steel Co., Ltd., ‘A’	227,000	199,608

		580,832

Oil, Gas & Consumable Fuels (2.9%)
China Petroleum & Chemical Corp.	3,407,400	2,070,807
China Shenhua Energy Co., Ltd., ‘A’	66,400	151,139
CNOOC Ltd.	934,000	955,687

		3,177,633

Pharmaceuticals (1.9%)
CSPC Pharmaceutical Group Ltd.	1,116,000	977,754
Humanwell Healthcare Group Co., Ltd., ‘A’	69,800	165,686
Jiangsu Hengrui Medicine Co., Ltd., ‘A’	80,094	581,954
Kangmei Pharmaceutical Co., Ltd., ‘A’	101,200	215,228
Tasly Pharmaceutical Group Co., Ltd., ‘A’	25,947	135,345

		2,075,967

Real Estate Management & Development (2.7%)
China Fortune Land Development Co., Ltd., ‘A’	64,700	222,889
China Vanke Co., Ltd.	950,900	2,029,392
China Vanke Co., Ltd., ‘A’	188,500	377,468
Poly Real Estate Group Co., Ltd., ‘A’	260,450	327,350

		2,957,099

Road & Rail (1.2%)
CAR, Inc. (a)	702,000	1,010,873
Daqin Railway Co., Ltd., ‘A’	141,980	197,210
Guangshen Railway Co., Ltd., ‘A’	195,800	130,285

		1,338,368

Software (0.3%)
Aisino Co., Ltd., ‘A’	42,500	358,941

Specialty Retail (0.3%)
Suning Commerce Group Co., Ltd., ‘A’	155,200	295,893

Textiles, Apparel & Luxury Goods (0.1%)
Hubei Xinyangfeng Fertilizer Co. Ltd. (a)	42,600	149,101

Trading Companies & Distributors (0.1%)
Xiamen C & D, Inc., ‘A’	73,208	148,786

Transportation Infrastructure (0.4%)
Shanghai International Airport Co., Ltd., ‘A’	92,500	403,344

Wireless Telecommunication Services (0.2%)
China United Network Communications Ltd., ‘A’	218,000	206,097

TOTAL CHINA		63,016,999

HONG KONG (30.8%)
Auto Components (0.8%)
Nexteer Automotive Group Ltd.	462,000	464,977
Xinyi Glass Holdings Ltd.	864,000	385,732

		850,709

Banks (2.9%)
BOC Hong Kong Holdings Ltd.	442,500	1,298,943
Dah Sing Banking Group Ltd.	371,200	681,088
Hang Seng Bank Ltd.	50,100	899,855
HSBC Holdings plc	46,147	343,272

		3,223,158

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2015 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	VALUE (IN US$)
COMMON STOCK — continued
Commercial Services & Supplies (1.2%)
China Everbright International Ltd.	925,000	1,291,411

Communications Equipment (0.3%)
VTech Holdings Ltd.	24,400	289,177

Diversified Financial Services (1.3%)
Hong Kong Exchanges and Clearing Ltd.	63,954	1,458,967

Diversified Telecommunication Services (0.9%)
CITIC Telecom International Holdings Ltd.	913,000	312,185
HKBN Ltd. (a)	201,500	232,438
HKT Trust & HKT Ltd.	355,000	421,875

		966,498

Electric Utilities (0.5%)
Cheung Kong Infrastructure Holdings Ltd.	59,000	527,190

Gas Utilities (1.0%)
China Resources Gas Group Ltd.	442,000	1,138,357

Hotels, Restaurants & Leisure (0.3%)
Melco Crown Entertainment Ltd. ADR	25,908	356,494

Household Durables (1.0%)
Man Wah Holdings Ltd.	422,400	410,951
Techtronic Industries Co., Ltd.	203,500	750,976

		1,161,927

Industrial Conglomerates (2.4%)
CK Hutchison Holdings Ltd.	157,500	2,036,310
Shun Tak Holdings Ltd.	1,790,000	676,731

		2,713,041

Insurance (4.8%)
AIA Group Ltd.	882,600	4,561,020
China Taiping Insurance Holdings Co., Ltd. (a)	270,200	838,486

		5,399,506

Marine (0.6%)
Orient Overseas International Ltd.	139,500	653,396

Multiline Retail (0.4%)
Lifestyle International Holdings Ltd.	297,000	424,611

Pharmaceuticals (1.5%)
Sino Biopharmaceutical Ltd.	1,352,000	1,660,769

Real Estate Investment Trusts (REITs) (0.9%)
Champion REIT	872,000	434,310
Yuexiu Real Estate Investment Trust	1,114,000	564,902

		999,212

Real Estate Management & Development (5.5%)
Cheung Kong Property Holdings Ltd.	270,500	1,966,784
Great Eagle Holdings Ltd.	118,170	351,458
Hongkong Land Holdings Ltd.	201,600	1,332,576
New World Development Co., Ltd.	809,094	782,989
Sun Hung Kai Properties Ltd.	87,000	1,128,186
Wheelock & Co., Ltd.	120,000	518,707

		6,080,700

Textiles, Apparel & Luxury Goods (1.5%)
Pacific Textiles Holdings Ltd.	371,000	503,599
Samsonite International S.A.	238,800	778,021
Stella International Holdings Ltd.	166,500	407,332

		1,688,952

Water Utilities (0.9%)
Beijing Enterprises Water Group Ltd. (a)	1,480,000	1,031,219

Wireless Telecommunication Services (2.1%)
China Mobile Ltd.	193,500	2,292,024

TOTAL HONG KONG		34,207,318

SINGAPORE (0.3%)
Water Utilities (0.3%)
SIIC Environment Holdings Ltd. (a)	626,260	369,670

TAIWAN (17.4%)
Banks (1.3%)
E.Sun Financial Holding Co., Ltd.	2,530,833	1,487,256

Diversified Financial Services (1.8%)
Fubon Financial Holding Co., Ltd.	1,308,989	2,039,363

Electronic Equipment, Instruments & Components (2.5%)
Delta Electronics, Inc.	285,000	1,332,928
Largan Precision Co., Ltd.	19,000	1,477,185

		2,810,113

Food & Staples Retailing (0.8%)
President Chain Store Corp.	146,000	908,967

Internet Software & Services (0.5%)
PChome Online, Inc.	44,832	514,661

Leisure Products (0.2%)
Johnson Health Tech Co., Ltd.	181,189	243,768

Semiconductors & Semiconductor Equipment (8.9%)
Advanced Semiconductor Engineering, Inc.	1,515,802	1,625,019
Chipbond Technology Corp.	418,000	605,530
Nanya Technology Corp.	335,000	371,346
Silicon Motion Technology Corp. ADR	23,205	633,728
Taiwan Semiconductor Manufacturing Co., Ltd.	1,691,057	6,676,408

		9,912,031

Technology Hardware, Storage & Peripherals (1.4%)
Catcher Technology Co., Ltd.	140,000	1,490,244

TOTAL TAIWAN		19,406,403

RIGHT
Information Technology —0.0% (g)
PChome Online Inc., expiring 10/01/15 (a)	2,703	1,642

TOTAL INVESTMENTS (105.2% of Net Assets)		117,002,032

Liabilities in excess of other assets (-5.2% of Net Assets)		(5,828,390)

NET ASSETS (100.0%)		$111,173,642

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
A	China A shares.
B	China B shares.

As of September 30, 2015, aggregate cost for Federal income tax purposes was $111,263,460. The aggregate unrealized gain for all securities is as follows:

Excess of market value over cost	$17,461,408
Excess of cost over market value	(11,722,836)

Net unrealized gain	$5,738,572

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2015 (Unaudited) (continued)

A.        Security Valuation – All securities for which market quotations are readily available are valued at the last sales price prior to the time of determination or, if no sales price is available at that time, at the mean between the last current bid and ask prices. Securities that are traded over-the-counter are valued, if bid and ask quotations are available, at the mean between the current bid and ask prices. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. All other securities and assets are valued at fair value as determined in good faith by the Board of Directors. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. In valuing the Fund’s assets, quotations of foreign securities in a foreign currency are translated to United States (‘U.S.’) dollar equivalents at the prevailing exchange rate in effect on the valuation date. Investments in open ended mutual funds are valued at current day’s closing net asset value per share (‘NAV’).

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$117,002,032	$—	$—	$117,002,032

(a)	All portfolio holdings are designated as Level 1 are disclosed individually on the SOI. Please refer to the Investment portfolio for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers have concluded based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan China Region Fund, Inc.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc
November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc
November 24, 2015

/s/ Neil Martin
Neil S. Martin
Treasurer and Chief Operating Officer of the JPMorgan China Region Fund, Inc.
November 24, 2015